WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 36.6%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.616%	6/12/24	$1,750,000	$1,778,372	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 0.550%)	2.700%	5/22/20	1,000,000	1,002,355	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.258%	5/15/25	1,520,000	1,544,469	(a)

Total Diversified Telecommunication Services				4,325,196

Media - 1.7%
Charter Communications Operating LLC/ Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	3.903%	2/1/24	1,300,000	1,321,021	(a)
Comcast Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	2.933%	4/15/24	1,000,000	1,007,046	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	160,000	152,808
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.719%	4/1/21	2,000,000	2,004,282	(a)(b)

Total Media				4,485,157

Wireless Telecommunication Services - 0.6%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	533,400
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	94,200
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	281,250	283,022	(b)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.312%	1/16/24	720,000	725,742	(a)

Total Wireless Telecommunication Services				1,636,364

TOTAL COMMUNICATION SERVICES				10,446,717

CONSUMER DISCRETIONARY - 3.8%
Automobiles - 1.8%
American Honda Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.637%	11/5/21	250,000	250,479	(a)
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.410%)	2.750%	4/12/21	1,000,000	1,000,594	(a)(b)
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.550%)	2.837%	5/4/21	400,000	399,699	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.670%)	2.957%	11/5/21	$200,000	$200,064	(a)(b)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.930%)	3.217%	11/4/19	620,000	620,644	(a)
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.800%)	3.009%	8/7/20	400,000	400,598	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	330,000	334,819
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.850%)	3.161%	4/9/21	1,000,000	1,000,043	(a)
Toyota Motor Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.280%)	2.583%	4/13/21	500,000	500,468	(a)

Total Automobiles				4,707,408

Hotels, Restaurants & Leisure - 0.5%
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	250,000	264,500
Marriott International Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	3.103%	3/8/21	496,000	498,106	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	450,000	463,500	(b)

Total Hotels, Restaurants & Leisure				1,226,106

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	330,000	329,844

Multiline Retail - 0.7%
Dollar Tree Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	3.003%	4/17/20	2,000,000	2,000,133	(a)

Oil, Gas & Consumable Fuels - 0.3%
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	2.576%	11/13/23	700,000	700,403	(a)

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes (3 mo. USD LIBOR + 0.310%)	2.448%	3/1/22	490,000	491,203	(a)
Lowe’s Cos. Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	2.873%	9/10/19	500,000	500,052	(a)

Total Specialty Retail				991,255

TOTAL CONSUMER DISCRETIONARY				9,955,149

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.5%
Beverages - 0.9%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.513%	2/1/21	$190,000	$192,812	(a)
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	3.080%	1/12/24	1,500,000	1,501,417	(a)
Constellation Brands Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	2.858%	11/15/21	740,000	740,180	(a)

Total Beverages				2,434,409

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.573%	6/23/21	400,000	401,076	(a)

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes (3 mo. USD LIBOR + 0.570%)	2.751%	2/10/21	250,000	249,089	(a)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	160,000	159,699	(b)

Total Food Products				408,788

Tobacco - 0.3%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	390,000	394,966
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	210,000	209,867
Reynolds American Inc., Senior Notes	3.250%	6/12/20	172,000	173,324

Total Tobacco				778,157

TOTAL CONSUMER STAPLES				4,022,430

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	184,092

Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	184,000	190,263
BP Capital Markets PLC, Senior Notes (3 mo. USD LIBOR + 0.870%)	3.280%	9/16/21	900,000	910,777	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.410%)	2.568%	11/15/19	1,050,000	1,050,777	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	2.662%	3/3/22	800,000	806,224	(a)
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	2.844%	3/6/22	640,000	643,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	3.583%	1/15/23	$400,000	$404,468	(a)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	90,000	91,938
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	235,000	252,601
Range Resources Corp., Senior Notes	4.875%	5/15/25	500,000	412,500
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.631%	5/11/20	330,000	330,844	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	480,000	531,600	(b)

Total Oil, Gas & Consumable Fuels				5,625,742

TOTAL ENERGY				5,809,834

FINANCIALS - 19.0%
Banks - 14.2%
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	2.702%	8/27/21	960,000	963,996	(a)(b)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	204,687
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.460%	4/12/23	200,000	199,850	(a)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.560%)	3.901%	4/11/22	1,000,000	1,016,361	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	3.269%	3/5/24	300,000	300,444	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	3.219%	7/23/24	500,000	503,579	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	3.283%	4/24/23	500,000	503,552	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.160%)	3.438%	1/20/23	1,500,000	1,519,100	(a)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	3.170%	9/15/26	200,000	192,438	(a)
Bank of Montreal, Senior Notes (3 mo. USD LIBOR + 0.460%)	2.763%	4/13/21	1,000,000	1,004,265	(a)
Bank of Nova Scotia, Senior Notes (3 mo. USD LIBOR + 0.640%)	3.112%	3/7/22	600,000	603,865	(a)
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	3.238%	7/20/23	1,000,000	1,005,623	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	3.548%	5/16/24	$1,000,000	$988,417	(a)
BB&T Corp., Senior Notes (3 mo. USD LIBOR + 0.570%)	2.980%	6/15/20	1,000,000	1,003,645	(a)
BPCE SA, Senior Notes (3 mo. USD LIBOR + 1.220%)	3.370%	5/22/22	250,000	253,071	(a)(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	489,375
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,000,000	1,070,855	(a)(d)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	3.233%	7/24/23	1,500,000	1,507,342	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.960%)	3.236%	4/25/22	500,000	505,629	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.070%)	3.523%	12/8/21	1,350,000	1,366,062	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	3.568%	9/1/23	1,000,000	1,019,335	(a)
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	940,000	956,773
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.423%	6/10/20	980,000	986,559	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.499%	7/1/21	350,000	354,752	(a)(b)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	3.496%	9/12/23	970,000	954,796	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.730%)	3.041%	12/27/20	500,000	500,676	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	3.036%	10/31/22	1,500,000	1,503,747	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	3.283%	7/24/23	1,300,000	1,304,611	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.636%	4/23/21	380,000	385,533	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.770%)	3.902%	2/25/21	300,000	306,355	(a)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.124%	5/18/24	1,450,000	1,452,867	(a)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.500%)	3.789%	1/5/22	200,000	203,725	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	2.818%	6/1/21	$900,000	$902,029	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	3.188%	1/10/25	700,000	698,387	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	3.513%	10/24/23	2,000,000	2,030,959	(a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.920%)	3.070%	2/22/22	400,000	402,841	(a)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	2.656%	4/30/21	430,000	431,505	(a)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	3.628%	5/15/23	800,000	798,352	(a)
Santander UK PLC, Senior Notes (3 mo. USD LIBOR + 0.660%)	2.818%	11/15/21	400,000	401,136	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	3.040%	10/18/22	300,000	301,260	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	3.122%	10/16/23	1,000,000	1,003,271	(a)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	2.602%	5/24/21	330,000	331,382	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	90,000	92,111
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	2.587%	4/26/21	1,000,000	1,001,534	(a)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	9/30/19	1,020,000	1,021,550	(a)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.111%	2/11/22	1,000,000	1,005,980	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	3.486%	10/31/23	1,000,000	1,015,815	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.340%)	3.478%	3/4/21	1,250,000	1,268,054	(a)

Total Banks				37,838,051

Capital Markets - 2.1%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.994%	8/17/20	530,000	534,188	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 1.050%)	3.316%	10/30/23	$800,000	$814,523	(a)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	3.628%	12/14/23	250,000	251,460	(a)(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 0.550%)	2.731%	2/10/21	1,000,000	1,000,947	(a)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 0.93%)	3.208%	7/22/22	1,450,000	1,460,378	(a)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	3.407%	5/8/24	500,000	507,170	(a)
UBS AG Stamford CT, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.988%	6/1/20	1,090,000	1,096,194	(a)

Total Capital Markets				5,664,860

Consumer Finance - 1.7%
American Express Credit Corp., Senior Notes	2.600%	9/14/20	630,000	633,576
American Express Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	2.568%	3/3/20	1,000,000	1,001,334	(a)
Capital One Financial Corp., Senior Notes (3 mo. USD LIBOR + 0.760%)	2.941%	5/12/20	1,000,000	1,003,065	(a)
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.668%	5/15/23	2,000,000	2,001,923	(a)

Total Consumer Finance				4,639,898

Diversified Financial Services - 0.4%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	420,000	478,711
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	440,000	447,828	(b)

Total Diversified Financial Services				926,539

Insurance - 0.6%
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	2.760%	3/29/21	600,000	600,837	(a)
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	2.960%	3/29/23	1,000,000	996,616	(a)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	1,627	2,322	(b)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.319%	2/12/23	6,965	7,087	(a)(b)

Total Insurance				1,606,862

TOTAL FINANCIALS				50,676,210

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 3.5%
Biotechnology - 0.1%
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	$170,000	$170,001

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.504%	6/6/22	830,000	834,825	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.169%	3/19/21	250,000	249,786	(a)

Total Health Care Equipment & Supplies				1,084,611

Health Care Providers & Services - 1.5%
CIGNA Corp.	3.193%	7/15/23	2,000,000	2,004,268
CVS Health Corp., Senior Notes (3 mo. USD LIBOR + 0.720%)	3.173%	3/9/21	1,900,000	1,908,805	(a)

Total Health Care Providers & Services				3,913,073

Pharmaceuticals - 1.5%
Allergan Funding SCS, Senior Notes (3 mo. USD LIBOR + 1.255%)	3.691%	3/12/20	1,000,000	1,005,022	(a)
Bristol-Myers Squibb Co., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.548%	5/16/22	1,300,000	1,302,333	(a)(b)
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	2.556%	2/10/20	620,000	621,142	(a)
Pfizer Inc., Senior Notes (3 mo. USD LIBOR + 0.330%)	2.740%	9/15/23	1,000,000	997,929	(a)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	28,650
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	50,000	47,000

Total Pharmaceuticals				4,002,076

TOTAL HEALTH CARE				9,169,761

INDUSTRIALS - 1.6%
Aerospace & Defense - 1.0%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.561%	5/11/21	600,000	603,027	(a)
United Technologies Corp., Senior Notes (3 mo. USD LIBOR + 0.650%)	2.818%	8/16/21	2,000,000	2,000,251	(a)

Total Aerospace & Defense				2,603,278

Airlines - 0.0%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	7,393	8,243

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - 0.3%
General Electric Co., Senior Notes (3 mo. USD LIBOR + 1.000%)	3.410%	3/15/23	$1,000,000	$970,660	(a)

Machinery - 0.3%
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.240%)	2.676%	3/12/21	490,000	489,899	(a)
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	3.022%	6/7/23	235,000	235,596	(a)

Total Machinery				725,495

TOTAL INDUSTRIALS				4,307,676

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.2%
IBM Credit LLC, Senior Notes (3 mo. USD LIBOR + 0.260%)	2.538%	1/20/21	450,000	450,878	(a)

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.531%	5/11/22	1,000,000	1,004,552	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	480,000	495,174	(b)

Total Technology Hardware, Storage & Peripherals				1,499,726

TOTAL INFORMATION TECHNOLOGY				1,950,604

MATERIALS - 0.3%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	383,787	(b)

Metals & Mining - 0.2%
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	500,000	506,450

TOTAL MATERIALS				890,237

UTILITIES - 0.1%
Electric Utilities - 0.1%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	300,000	306,096

TOTAL CORPORATE BONDS & NOTES (Cost - $96,977,710)				97,534,714

ASSET-BACKED SECURITIES - 20.5%
Academic Loan Funding Trust, 2012-1A A2 (1 mo. USD LIBOR + 1.100%)	3.245%	12/27/44	322,440	325,967	(a)(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.673%	5/1/26	519,583	520,978	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.843%	5/1/27	140,919	141,017	(a)(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.470%)	2.615%	10/25/35	560,000	536,803	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - (continued)
Ally Master Owner Trust, 2017-3 A1 (1 mo. USD LIBOR + 0.430%)	2.625%	6/15/22	$1,100,000	$1,100,896	(a)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates Series, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.645%	9/25/35	328,484	329,995	(a)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	3.753%	4/24/29	750,000	750,097	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	3.383%	4/15/31	750,000	747,166	(a)(b)
Asset Backed Securities Corp. Home Equity Loan Trust, 2007-HE1 A4 (1 mo. USD LIBOR + 0.140%)	2.285%	12/25/36	1,869,156	1,817,766	(a)
Atlas Senior Loan Fund III Ltd., 2013-1A AR (3 mo. USD LIBOR + 0.830%)	2.954%	11/17/27	390,000	389,292	(a)(b)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	3.283%	7/17/26	288,868	289,154	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	3.443%	1/15/28	500,000	499,991	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	411,521	(b)
Bayview Financial Asset Trust, 2007- SR1A M1 (1 mo. USD LIBOR + 0.800%)	3.230%	3/25/37	439,524	431,783	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.633%	4/13/27	455,232	455,526	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.328%	11/23/25	170,377	170,538	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A7 A7 (1 mo. USD LIBOR + 0.510%)	2.705%	9/16/24	1,500,000	1,510,063	(a)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.498%	7/20/31	500,000	499,011	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.368%	10/20/28	260,000	259,920	(a)(b)
CIFC Funding Ltd., 2013-2A A1LR (3 mo. USD LIBOR + 1.210%)	3.510%	10/18/30	500,000	500,206	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.638%	4/23/29	250,000	250,047	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-WFH3 A3 (1 mo. USD LIBOR + 0.250%)	2.395%	6/25/37	360,191	360,421	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - (continued)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.553%	7/15/26	$413,292	$413,655	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	3.523%	1/15/29	750,000	750,368	(a)(b)
Dryden 71 CLO Ltd., 2018-71A A (3 mo. USD LIBOR + 1.150%)	3.453%	1/15/29	500,000	500,121	(a)(b)
Dryden 75 CLO Ltd., 2019-75 AAR (3 mo. USD LIBOR + 1.200%)	3.534%	7/15/30	250,000	249,995	(a)(b)
Flatiron Clo Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	3.408%	5/15/30	780,000	781,538	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2 (1 mo. USD LIBOR + 0.570%)	2.765%	1/15/22	2,300,000	2,303,578	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	753,399
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	3.538%	1/20/30	500,000	501,157	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.356%	7/25/27	770,000	769,331	(a)(b)
Hertz Vehicle Financing II LP, 2015-1A B	3.520%	3/25/21	950,000	954,218	(b)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	380,000	391,977	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.500%)	2.645%	10/25/35	530,000	522,459	(a)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.653%	7/15/26	250,000	250,283	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.303%	4/15/31	750,000	741,148	(a)(b)
Kubota Credit Owner Trust, 2018-1A A2	2.800%	2/16/21	253,099	253,517	(b)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.678%	10/20/29	750,000	752,186	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	1,114,794	1,139,086	(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	2.535%	12/25/36	310,798	310,907	(a)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.290%)	2.435%	2/25/36	673,415	670,157	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - (continued)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	3.395%	12/15/28	$1,093,360	$1,103,599	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	2.745%	4/25/40	1,378,665	1,370,953	(a)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.445%	3/25/66	2,000,000	2,036,027	(a)(b)
Navient Student Loan Trust, 2016-7A A (1 mo. USD LIBOR + 1.150%)	3.295%	3/25/66	1,038,026	1,050,206	(a)(b)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.563%	12/7/20	605,892	605,233	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	2.745%	9/25/47	676,844	676,659	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	3.075%	8/25/34	706,469	704,586	(a)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	3.176%	10/25/41	592,031	594,209	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	3.570%	5/25/33	147,439	147,896	(a)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	3.148%	10/20/27	590,000	589,564	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.568%	8/15/29	250,000	250,631	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	349,218	343,231
Option One Mortgage Loan Trust, 2007-FXD1 3A4	5.860%	1/25/37	594,133	599,800
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.316%	4/30/27	550,000	549,359	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	3.373%	1/17/31	250,000	247,148	(a)(b)
PHEAA Student Loan Trust, 2013-2A A1 (1 mo. USD LIBOR + 0.550%)	2.695%	4/25/30	518,677	512,069	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	3.025%	8/25/33	260,825	261,196	(a)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	3.393%	1/15/30	650,000	645,301	(a)(b)
SLC Student Loan Trust, 2005-2 A3 (3 mo. USD LIBOR + 0.110%)	2.520%	3/15/27	743,250	741,555	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - (continued)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	2.396%	1/25/27	$804,800	$799,341	(a)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	2.416%	10/25/28	972,466	965,891	(a)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	2.426%	10/25/29	560,889	555,027	(a)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.433%	3/25/44	1,490,000	1,428,194	(a)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	2.446%	1/25/41	1,166,190	1,123,470	(a)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	2.795%	6/25/55	1,305,099	1,298,963	(a)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	115,900	121,083
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	3.645%	2/17/32	337,587	343,143	(a)(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.525%	10/25/36	1,467,000	1,469,657	(a)
Symphony CLO XII Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	3.333%	10/15/25	568,108	567,172	(a)(b)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	3.598%	2/15/29	520,000	519,964	(a)(b)
THL Credit Wind River CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.340%)	3.640%	4/18/29	500,000	501,287	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.978%	10/20/28	420,000	416,452	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	3.193%	4/15/29	1,180,000	1,173,873	(a)(b)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	3.388%	7/20/30	1,000,000	992,438	(a)(b)
Verizon Owner Trust, 2017-3A A1B (1 mo. USD LIBOR + 0.270%)	2.442%	4/20/22	2,000,000	2,003,397	(a)(b)
Voya CLO Ltd., 2014-2A A1R (3 mo. USD LIBOR + 1.250%)	3.553%	4/17/30	500,000	501,579	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.453%	10/15/31	500,000	497,495	(a)(b)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	3.475%	7/24/32	500,000	500,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Asset-Backed Securities - (continued)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.569%	7/15/32	$250,000	$247,825	(a)(b)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.833%	10/15/28	250,000	250,607	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $54,371,180)				54,613,318

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 13.3%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	3.075%	9/15/34	500,000	500,663	(a)(b)
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	2.425%	2/25/37	687,346	640,624	(a)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.685%	9/26/45	1,540,000	1,240,946	(a)(b)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	2.310%	9/29/36	316,817	313,921	(a)(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.416%	5/28/36	671,551	669,780	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	3.245%	10/25/33	407,665	399,017	(a)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.445%	7/15/35	910,000	911,540	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	3.265%	12/15/37	990,000	993,394	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.445%	8/25/35	3,341	3,331	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	2.435%	10/25/35	12,766	12,905	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	2.345%	1/25/36	5,654	5,673	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	359,918
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	3.001%	6/11/32	945,000	943,766	(a)(b)
Credit Suisse Mortgage Capital Trust, 2019-AFC1 A2, Step Bond	2.776%	7/25/49	630,000	636,395	(b)
Credit Suisse Mortgage Trust, 2010-3R 2A3	4.500%	12/26/36	470,000	483,324	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.220%	1/27/36	$674,039	$646,911	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step Bond	2.573%	7/25/49	630,000	635,981	(b)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	630,000	636,641	(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.812%	12/29/45	75,464	75,565	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	2.545%	11/15/40	139,846	140,077	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 2019 F	3.431%	6/1/28	18,930	19,052	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.745%	12/25/27	93,830	94,351	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M3 (1 mo. USD LIBOR + 3.800%)	5.945%	3/25/29	440,000	466,396	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.595%	10/25/29	610,000	641,423	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	4.645%	3/25/30	500,000	506,735	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	4.345%	9/25/24	130,429	132,228	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.045%	11/25/24	200,504	218,112	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	7.395%	10/25/23	418,168	462,260	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.545%	1/25/24	560,000	608,955	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	7.145%	11/25/24	$284,159	$303,084	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	8.145%	9/25/28	392,056	424,660	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.395%	1/25/29	880,000	928,709	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.695%	7/25/30	350,000	363,482	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	2.825%	10/25/30	290,084	290,169	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	4.295%	10/25/30	320,000	317,317	(a)(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	139,857	139,974	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.640%	3/25/42	1,071,739	1,134,141	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.509%	8/25/43	731,729	760,711	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	3.039%	3/25/27	48,286	48,559	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.450%	8/25/42	677,915	697,516	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	2.545%	5/25/42	98,117	97,207	(a)
First Horizon Alternative Mortgage Securities Trust, 2007-FA1 A6 (1 mo. USD LIBOR + 0.300%)	2.445%	3/25/37	1,167,580	626,129	(a)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.615%	5/15/34	274,067	257,426	(a)(b)
GMACM Mortgage Loan Trust, 2005- AF2 A1	6.000%	12/25/35	1,379,838	1,368,510
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	2.889%	12/19/59	109,740	109,692	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.780%	3/20/63	$649,399	$648,037	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.880%	2/20/61	365,689	365,986	(a)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	2.380%	9/26/37	438,680	433,384	(a)(b)
HarborView Mortgage Loan Trust, 2004-2 2A1 (1 mo. USD LIBOR + 0.520%)	2.702%	6/19/34	8,961	8,985	(a)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.665%	11/25/35	439,497	408,546	(a)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	2.895%	6/15/34	500,000	499,358	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	352,226	359,193	(a)(b)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	4.730%	4/1/23	1,410,000	1,414,241	(a)(b)
LSTAR Securities Investment Trust Ltd., 2018-2 A1 (1 mo. USD LIBOR + 1.500%)	3.730%	4/1/23	163,354	164,408	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	540,000	575,679
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	3.045%	11/15/34	200,000	199,275	(a)(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 2A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.090%)	4.477%	12/26/46	540,896	544,590	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	439,308	459,262	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	232,873	242,908	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	456,081	479,322	(a)(b)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	468,700	496,461	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	2.805%	8/25/35	201,366	196,044	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.584%	5/25/33	370,076	385,459	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	$417,964	$447,066
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.991%	5/27/23	576,177	582,746	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	417,373	361,793	(b)
RALI Trust, 2006-QO7 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.800%)	3.281%	9/25/46	434,054	413,470	(a)
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	9,812	6,802
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.695%	5/25/37	1,057,981	828,779	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2 (1 mo. USD LIBOR + 0.450%)	2.595%	11/25/33	97,811	95,609	(a)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	3.145%	6/15/33	561,000	561,476	(a)(b)
Sequoia Mortgage Trust, 9 2A	4.184%	9/20/32	138,337	138,015	(a)
Structured ARM Loan Trust, 2004-2 1A1	5.170%	3/25/34	218,510	221,133	(a)
Structured Asset Securities Corp., 2005-RF3 2A	4.285%	6/25/35	578,171	547,821	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.750%)	2.973%	11/11/34	291,629	291,849	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.566%	8/20/35	240,927	221,955	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.545%	6/25/35	528,740	445,075	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	2.865%	7/25/45	581,239	579,828	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	170,000	178,004
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	4.900%	11/25/34	258,266	269,157	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $34,757,301)				35,338,886

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.0%
U.S. Government Agencies - 1.9%
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	2.397%	9/20/21	5,000,000	5,001,250	(a)

U.S. Government Obligations - 9.1%
U.S. Treasury Notes	1.875%	12/15/20	1,820,000	1,824,337

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.250%	3/31/21	$230,000	$232,273
U.S. Treasury Notes	2.125%	5/31/21	6,410,000	6,470,594
U.S. Treasury Notes	1.875%	4/30/22	1,000,000	1,010,938
U.S. Treasury Notes	1.750%	7/15/22	4,370,000	4,408,152
U.S. Treasury Notes	2.625%	6/30/23	640,000	668,700
U.S. Treasury Notes	2.750%	7/31/23	1,590,000	1,669,717
U.S. Treasury Notes	2.750%	8/31/23	1,800,000	1,892,285
U.S. Treasury Notes	2.250%	1/31/24	1,700,000	1,760,330
U.S. Treasury Notes	2.875%	4/30/25	2,500,000	2,694,971
U.S. Treasury Notes	2.125%	5/31/26	1,540,000	1,605,841

Total U.S. Government Obligations				24,238,138

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $28,680,835)				29,239,388

MORTGAGE-BACKED SECURITIES - 0.7%
FHLMC - 0.2%
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	4/1/29	1,491	1,653
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.939%	6/1/43	386,771	393,158	(a)

Total FHLMC				394,811

FNMA - 0.1%
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.575%	9/1/37	347,106	363,352	(a)

GNMA - 0.4%
Government National Mortgage Association (GNMA) II	3.500%	9/20/49	200,000	207,828	(f)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	4.000%	9/20/20-3/20/24	134,065	136,309	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.875%	6/20/22-5/20/32	304,346	311,923	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.750%	8/20/22-9/20/32	72,531	74,747	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	4.125%	10/20/22-10/20/27	$274,635	$280,545	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.875%	5/20/26	44,997	46,436	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.750%	9/20/27	106,317	110,095	(a)

Total GNMA				1,167,883

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,905,159)				1,926,046

SENIOR LOANS - 0.7%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
CenturyLink Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.750%)	4.862%	1/31/25	44,325	43,780	(a)(g)(h)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.362%	2/22/24	61,600	61,725	(a)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.695%	1/15/26	40,000	40,038	(a)(g)(h)

Total Diversified Telecommunication Services				145,543

Media - 0.3%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	26,004	26,097	(a)(g)(h)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.885%	1/31/26	58,950	58,066	(a)(g)(h)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.862%	3/15/24	639,758	613,168	(a)(g)(h)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.695%	4/15/25	20,250	20,143	(a)(g)(h)

Total Media				717,474

TOTAL COMMUNICATION SERVICES				863,017

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.862%	5/2/22	$77,323	$77,379	(a)(g)(h)

Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.362%	2/16/24	88,602	88,620	(a)(g)(h)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.862%	12/23/24	22,163	21,868	(a)(g)(h)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	4.862-4.932%	10/4/23	7,358	7,368	(a)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.895%	6/22/26	95,086	95,459	(a)(g)(h)
Scientific Games International Inc., Initial Term Loan B5	4.862-4.896%	8/14/24	35,957	35,598	(a)(g)(h)(i)

Total Hotels, Restaurants & Leisure				248,913

Specialty Retail - 0.0%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.612-4.667%	1/30/23	31,816	30,239	(a)(g)(h)

TOTAL CONSUMER DISCRETIONARY				356,531

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.150%	5/24/24	14,500	14,526	(a)(g)(h)

FINANCIALS - 0.0%
Insurance - 0.0%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.112%	11/3/24	49,874	49,961	(a)(g)(h)

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.612%	8/18/22	53,917	53,722	(a)(g)(h)

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.922%	1/15/25	69,222	69,451	(a)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 0.1%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	4.195%	12/14/23	$44,100	$43,907	(a)(g)(h)
American Airlines Inc., 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.061%	6/27/25	44,550	43,770	(a)(g)(h)

Total Airlines				87,677

Electrical Equipment - 0.0%
Generac Power Systems Inc., 2018 Term Loan (1 mo. USD LIBOR + 1.750%)	3.980%	5/31/23	45,417	45,530	(a)(g)(h)

Professional Services - 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.112%	4/10/23	38,479	38,576	(a)(g)(h)

TOTAL INDUSTRIALS				241,234

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.250%)	4.451%	10/3/22	77,484	77,605	(a)(g)(h)
Berry Global Inc., Term Loan R (1 mo. USD LIBOR + 2.250%)	4.451%	1/19/24	27,017	27,053	(a)(g)(h)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.862%	2/6/23	43,234	43,261	(a)(g)(h)

TOTAL MATERIALS				147,919

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.112%	3/21/25	44,201	44,291	(a)(g)(h)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.170%	12/20/24	120,000	120,315	(a)(g)(h)

TOTAL REAL ESTATE				164,606

TOTAL SENIOR LOANS (Cost - $1,912,389)				1,891,516

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar 1-Year Mid Curve Futures, Call @ $98.00 (Cost - $36,189)	12/13/19	90	$225,000	$168,188

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $218,640,763)				220,712,056

	RATE		SHARES
SHORT-TERM INVESTMENTS - 16.1%
Western Asset Government Cash Management Portfolio LLC (Cost - $43,011,352)	2.120%		43,011,352	43,011,352	(j)

TOTAL INVESTMENTS - 99.0% (Cost - $261,652,115)				263,723,408
Other Assets in Excess of Liabilities - 1.0%				2,607,843

TOTAL NET ASSETS - 100.0%				$266,331,251

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2019, the Fund held TBA securities with a total cost of $206,672.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	All or a portion of this loan is unfunded as of August 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At August 31, 2019, the total market value of investments in Affiliated Companies was $43,011,352 and the cost was $43,011,352 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	$97.75	45	$112,500	$(111,656)
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	98.50	45	112,500	(36,281)
U.S. Treasury 5-Year Notes Futures, Call	9/20/19	120.75	27	27,000	(3,797)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	119.25	27	27,000	(3,375)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	119.50	17	17,000	(3,321)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	131.50	18	18,000	(13,781)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $59,860)					$(172,211)

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	74	12/19	$17,919,473	$18,155,900	$236,427
90-Day Eurodollar	76	6/20	18,481,275	18,734,950	253,675
U.S. Treasury 5-Year Notes	133	12/19	15,945,535	15,956,882	11,347
U.S. Treasury 10-Year Notes	76	12/19	9,989,381	10,010,625	21,244

					522,693

Contracts to Sell:
U.S. Treasury 2-Year Notes	85	12/19	18,369,603	18,369,961	(358)
U.S. Treasury Long-Term Bonds	11	12/19	1,810,580	1,817,750	(7,170)
U.S. Treasury Ultra Long-Term Bonds	4	12/19	788,717	789,750	(1,033)

					(8,561)

Net unrealized appreciation on open futures contracts					$514,132

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

At August 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$5,000,000	5/6/21	1.227% semi-annually	3-Month LIBOR quarterly	—	$29,888
	6,180,000	6/27/21	1.732% semi-annually	3-Month LIBOR quarterly	—	(19,680)
	3,750,000	11/30/21	1.940% semi-annually	3-Month LIBOR quarterly	—	(38,661)
	8,800,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	$(86,651)	(553,310)
	7,368,000	4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	9,052	(250,036)

Total	$31,098,000				$(77,599)	$(831,799)

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$97,534,714	—	$97,534,714
Asset-Backed Securities	—	54,613,318	—	54,613,318
Collateralized Mortgage
Obligations	—	35,338,886	—	35,338,886
U.S. Government & Agency
Obligations	—	29,239,388	—	29,239,388
Mortgage-Backed Securities	—	1,926,046	—	1,926,046
Senior Loans	—	1,891,516	—	1,891,516
Purchased Options	$168,188	—	—	168,188

Total Long-Term Investments	168,188	220,543,868	—	220,712,056

Short-Term Investments†	—	43,011,352	—	43,011,352

Total Investments	$168,188	$263,555,220	—	$263,723,408

Other Financial Instruments:
Futures Contracts	$522,693	—	—	$522,693
Centrally Cleared Interest Rate Swaps	—	$29,888	—	29,888

Total Other Financial Instruments	$522,693	$29,888	—	$552,581

Total	$690,881	$263,585,108	—	$264,275,989

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$172,211	—	—	$172,211
Futures Contracts	8,561	—	—	8,561
Centrally Cleared Interest Rate Swaps	—	$861,687	—	861,687

Total	$180,772	$861,687	—	$1,042,459

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio,

Notes to Schedule of Investments (unaudited) (continued)

LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2019. The following transactions were effected in shares of such companies for the period ended August 31, 2019.

	Affiliate Value at May 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$34,817,548	$48,591,804	48,591,804	$40,398,000	40,398,000	—	$196,456	—	$43,011,352

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.3%
Education - 6.5%
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts, Refunding	5.000%	11/1/29	$1,340,000	$1,546,387
Academy of Motion Picture Arts, Refunding	5.000%	11/1/30	1,100,000	1,265,550
Academy of Motion Picture Arts, Refunding	5.000%	11/1/34	750,000	861,682
Academy of Motion Picture Arts, Refunding	5.000%	11/1/35	2,000,000	2,292,620
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,385,196	(a)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,412,932	(a)
California State University Revenue:
Systemwide Series A, Refunding	5.000%	11/1/34	2,000,000	2,521,360
Systemwide Series A, Refunding	5.000%	11/1/35	1,100,000	1,383,162

Total Education				12,668,889

Health Care - 2.0%
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue, Odd Fellows Home of California, Series A	5.000%	4/1/24	1,000,000	1,134,080
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	835,320
California Statewide CDA Revenue:
899 Charleston Project, Series A, Refunding	5.000%	11/1/24	1,000,000	1,096,720	(a)
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/30	225,000	291,208
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/31	300,000	386,238
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/32	100,000	128,251

Total Health Care				3,871,817

Housing - 3.0%
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	935,488	(a)
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	640,000	688,589	(a)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,224,350
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,486,948
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,518,375

Total Housing				5,853,750

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 9.7%
California State PCFA, Solid Waste Disposal Revenue, Series A	2.500%	5/1/24	$1,000,000	$1,046,730	(b)(c)(d)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,809,600
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.000%	11/15/24	3,000,000	3,510,840
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	5,020,000	6,506,422
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/36	600,000	751,026	(b)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,863,511
Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,458,860

Total Industrial Revenue				18,946,989

Leasing - 6.5%
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/27	1,250,000	1,482,450
California State Public Works Board, Lease Revenue, Various Capital Projects, Series A	5.250%	10/1/24	3,000,000	3,259,740
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	250,000	313,870
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,214,880
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,258,712
Capital Improvement Projects, Series B	5.000%	10/15/31	2,015,000	2,463,881
Capital Improvement Projects, Series B	5.000%	10/15/32	1,145,000	1,397,805
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/38	1,000,000	1,259,950

Total Leasing				12,651,288

Local General Obligation - 2.4%
Redondo Beach, CA, USD, GO:
Refunding	5.000%	8/1/21	1,235,000	1,290,328	(e)
Refunding	5.000%	8/1/26	1,585,000	1,922,066	(e)
Westside, CA, Union School District, Refunding	5.000%	8/1/22	1,365,000	1,472,112	(e)

Total Local General Obligation				4,684,506

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 3.0%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	$195,000	$201,921	(a)
Senior Lien, LINXS APM Project	5.000%	12/31/34	1,000,000	1,241,950	(b)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,557,362	(b)
Lee Lake, CA, Public Financing Authority Revenue:
Junior Lien, Series B, Refunding	5.000%	9/1/25	305,000	335,500
Senior Lien, Series A, Refunding	5.000%	9/1/22	1,000,000	1,114,530
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	850,000	975,775
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	514,718

Total Other				5,941,756

Power - 11.2%
Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project, Refunding	5.250%	7/1/20	1,000,000	1,036,080	(f)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series B, Refunding	5.000%	7/1/38	2,000,000	2,479,020
Series C	5.000%	7/1/35	2,000,000	2,544,560
Series C	5.000%	7/1/36	1,000,000	1,265,710
Modesto, CA, Irrigation District, Electric System Revenue:
Series A	5.000%	10/1/37	2,000,000	2,579,700
Series A, Refunding	5.000%	7/1/25	5,000,000	5,351,350
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	70,000	56,000	*(g)
Series DDD, Refunding	5.000%	7/1/21	275,000	220,688	*(g)
Series TT	5.000%	7/1/37	450,000	360,000	*(g)
Series XX	5.250%	7/1/40	190,000	152,475	*(g)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/35	1,000,000	1,307,450
Turlock, CA, Irrigation District Revenue, Series A, Refunding	5.000%	1/1/24	4,435,000	4,493,808

Total Power				21,846,841

Pre-Refunded/Escrowed to Maturity - 4.7%
Northern California Power Agency Revenue, Lodi Energy Center, Series A	5.000%	6/1/25	4,000,000	4,121,520	(h)

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series C	5.000%	5/1/24	$2,420,000	$2,485,268	(h)
Turlock, CA, Irrigation District Revenue, Series A	5.000%	1/1/24	2,635,000	2,670,546	(h)

Total Pre-Refunded/Escrowed to Maturity				9,277,334

Special Tax Obligation - 8.0%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, Series A, Refunding, (0.700 x 1mo. USD LIBOR + 0.250%)	1.811%	9/1/21	1,000,000	1,000,550	(c)(d)
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	669,798
Irvine, CA, USD, Community Facilities, District No. 09-1, Special Tax, Series A, BAM	4.000%	9/1/44	1,000,000	1,144,020	(e)
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	2,000,000	2,628,580
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/26	1,850,000	2,195,154
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	2,012,647
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	470,000	510,500
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	3,000,000	3,818,580
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,670,000	1,661,650

Total Special Tax Obligation				15,641,479

State General Obligation - 2.7%
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	4,000,000	4,958,520
Various Purpose, Refunding	5.000%	4/1/28	250,000	328,082	(i)

Total State General Obligation				5,286,602

Transportation - 13.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	3,224,961
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.450%	4/1/24	1,000,000	1,029,750	(c)(d)

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Long Beach, CA, Harbor Revenue:
Series A	5.000%	5/15/36	$1,700,000	$2,233,681
Series A	5.000%	5/15/38	1,500,000	1,952,235
Los Angeles, CA, Department of Airports Revenue:
Subordinate, Series C	5.000%	5/15/38	1,500,000	1,835,265	(b)
Subordinate, Series D	4.000%	5/15/44	1,500,000	1,701,930	(b)
Los Angeles, CA, Harbor Department Revenue:
Series A	5.250%	8/1/21	2,575,000	2,583,188
Series A, Refunding	5.000%	8/1/25	2,500,000	3,021,675	(b)(e)
Series C-1, Refunding	5.000%	8/1/25	1,495,000	1,806,962	(b)(e)
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/25	1,000,000	1,032,350
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series B	4.900%	5/1/29	1,840,000	1,851,555
Series C, Refunding	5.000%	5/1/24	3,245,000	3,330,571

Total Transportation				25,604,123

Water & Sewer - 21.5%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	1,750,000	2,194,255
California State PCFA, Water Furnishing Revenue, San Diego County Water Authority Desalination Project	5.000%	7/1/29	1,000,000	1,288,000	(a)
East Bay, CA, Municipal Utility District, Water System Revenue, Alameda and Contra Costa Counties, Series A	5.000%	6/1/44	4,000,000	5,154,080
Fillmore, CA, Wastewater Revenue:
Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	2,101,396
Series 2017, Refunding, AGM	5.000%	5/1/37	1,040,000	1,260,636
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	2,500,000	3,248,650
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	245,000	257,250
Richmond, CA, Wastewater Revenue, Series B, Refunding	4.000%	8/1/36	1,100,000	1,301,663
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	1,500,000	1,942,320

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
San Diego County, CA, Water Authority, Water Revenue, Series A, Refunding	5.000%	5/1/28	$3,345,000	$4,071,936
San Mateo-Foster City, CA, Public Financing Authority Revenue	4.000%	8/1/44	2,000,000	2,311,980
Southern California Water Replenishment District, Financing Authority Replenishment Assessment Revenue	5.000%	8/1/38	2,000,000	2,535,220
Stockton, CA, Public Financing Authority Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/25	1,250,000	1,485,225
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	1,375,000	1,631,534
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/27	1,000,000	1,184,440
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,773,465
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/29	1,000,000	1,183,880
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,282,310
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,558,460
Tulare, CA, Sewer Revenue:
Refunding, AGM	5.000%	11/15/28	1,200,000	1,472,292
Refunding, AGM	5.000%	11/15/29	1,500,000	1,832,340

Total Water & Sewer				42,071,332

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $170,355,703)				184,346,706

SHORT-TERM INVESTMENTS - 9.6%
MUNICIPAL BONDS - 9.6%
Education - 0.0%
California State MFA Revenue, La Sierra University, Series B, LOC - Wells Fargo Bank N.A.	1.010%	8/1/20	100,000	100,000	(j)(k)

General Obligations - 0.6%
New York City, NY, GO:
Series 1, Subseries I-2, SPA - JPMorgan Chase & Co.	1.390%	3/1/40	400,000	400,000	(j)(k)
Subseries G-6, LOC - Mizuho Bank Ltd.	1.400%	4/1/42	700,000	700,000	(j)(k)

Total General Obligations				1,100,000

Health Care - 1.2%
California Statewide CDA Revenue, Kaiser Permanente, Series C-2	1.320%	4/1/46	1,300,000	1,300,000	(j)(k)

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.330%	7/1/46	$500,000	$500,000	(j)(k)
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.350%	7/1/27	100,000	100,000	(j)(k)
New Jersey State Health Care Facilities Financing Authority Revenue, Subseries A-5, LOC - Wells Fargo Bank N.A.	1.150%	7/1/36	100,000	100,000	(j)(k)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series B, SPA - JPMorgan Chase & Co.	1.370%	11/1/34	300,000	300,000	(j)(k)

Total Health Care				2,300,000

Housing: Multi-Family - 2.6%
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	1.380%	12/1/42	380,000	380,000	(b)(j)(k)
Los Angeles, CA, Community RDA, Grand Promenade Project, MFH Revenue, Refunding, LOC - FHLMC	1.310%	4/1/32	1,900,000	1,900,000	(j)(k)
San Diego, CA, Housing Authority Revenue, Studio 15, Series B, LOC - Citibank N.A.	1.430%	10/1/39	2,850,000	2,850,000	(b)(j)(k)

Total Housing: Multi-Family				5,130,000

Industrial Revenue - 2.4%
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	1.420%	10/1/25	2,000,000	2,000,000	(b)(j)(k)
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series C	1.350%	11/1/35	2,600,000	2,600,000	(j)(k)

Total Industrial Revenue				4,600,000

Leasing - 1.0%
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.370%	2/1/34	1,945,000	1,945,000	(j)(k)

Other - 0.1%
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, Series A, LOC - Wells Fargo Bank N.A.	1.430%	10/1/37	200,000	200,000	(b)(j)(k)

Pollution - 1.4%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.500%	5/1/24	2,700,000	2,700,000	(b)(j)(k)

See Notes to Schedule of Investments.

7

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.3%
City of Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.300%	7/1/36	$400,000	$400,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA-2, SPA - PNC Bank N.A.	1.480%	6/15/48	200,000	200,000	(j)(k)

Total Water & Sewer				600,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,675,000)				18,675,000

TOTAL INVESTMENTS - 103.9% (Cost - $189,030,703)				203,021,706
Liabilities in Excess of Other Assets - (3.9)%				(7,608,504)

TOTAL NET ASSETS - 100.0%				$195,413,202

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of August 31, 2019.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

8

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
USD	— Unified School District

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	16	12/19	$3,154,867	$3,159,000	$(4,133)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

10

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$184,346,706	—	$184,346,706
Short-Term Investments†	—	18,675,000	—	18,675,000

Total Investments	—	$203,021,706	—	$203,021,706

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,133	—	—	$4,133

†	See Schedule of Investments for additional detailed categorizations.

12

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.2%
Education - 4.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$925,559
Build NYC Resource Corp., NY, Revenue:
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	487,088
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	607,350
New York State Dormitory Authority Revenue:
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	293,685
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	586,665
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	581,565
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/31	1,300,000	1,557,790
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/32	1,400,000	1,673,980
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/36	1,835,000	2,177,008

Total Education				8,890,690

Health Care - 12.4%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	696,672
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,151,070
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	460,016
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital Project, Refunding	5.000%	7/1/27	5,690,000	6,211,147
Winthrop University Hospital Assistance Project, Refunding	5.000%	7/1/27	2,000,000	2,190,100
New York State Dormitory Authority Revenue:
North Shore Long Island Jewish Obligated Group, Series E	5.000%	5/1/21	2,000,000	2,019,360
North Shore Long Island Jewish Obligated Group, Series E	5.000%	5/1/22	2,305,000	2,327,266

See Notes to Schedule of Investments.

1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
North Shore Long Island Jewish Obligated Group, Series E	5.000%	5/1/23	$2,150,000	$2,170,769
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services of Long Island Obligated Group Project	5.000%	7/1/22	5,000,000	5,327,150

Total Health Care				22,553,550

Housing - 2.4%
New York City, NY, HDC Revenue, New York City Housing Authority Program, Series A	5.000%	7/1/22	4,000,000	4,407,160

Industrial Revenue - 1.3%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	1,000,000	1,116,830	(a)(b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,314,437	(a)

Total Industrial Revenue				2,431,267

Local General Obligation - 0.3%
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	620,185

Power - 1.2%
Puerto Rico Electric Power Authority Revenue:
Series A	5.050%	7/1/42	70,000	56,000	*(c)
Series DDD, Refunding	5.000%	7/1/21	275,000	220,688	*(c)
Series TT	5.000%	7/1/37	450,000	360,000	*(c)
Series XX	5.250%	7/1/40	180,000	144,450	*(c)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,250,000	1,454,837

Total Power				2,235,975

Pre-Refunded/Escrowed to Maturity - 15.9%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/20	4,355,000	4,430,995	(d)
MTA, NY, Transportation Revenue:
Series A	5.000%	11/15/25	1,500,000	1,634,865	(d)
Series D	5.250%	11/15/23	5,760,000	6,059,059	(d)
New York State Dormitory Authority Revenue:
North Shore Long Island Jewish Obligated Group, Series A	5.000%	5/1/26	3,000,000	3,201,450	(d)

See Notes to Schedule of Investments.

2

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
NYU Hospitals Center, Series A	5.250%	7/1/24	$4,000,000	$4,141,640	(d)
The New School	5.250%	7/1/30	9,000,000	9,318,690	(d)

Total Pre-Refunded/Escrowed to Maturity				28,786,699

Special Tax Obligation - 21.3%
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	548,904
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,739,560
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series A	4.000%	5/1/44	5,000,000	5,773,500
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	3,053,139
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/35	8,830,000	5,952,568
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	2,500,000	3,163,775
Group 4, Series C, Refunding	5.000%	3/15/39	3,515,000	4,387,001
Group C, Series A	5.000%	3/15/42	3,060,000	3,730,722	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	4,000,000	5,016,840
Transportation, Series A	5.000%	3/15/23	500,000	568,465
Transportation, Series A	5.000%	3/15/25	1,000,000	1,137,290
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	1,600,000	1,592,000

Total Special Tax Obligation				38,663,764

Transportation - 20.4%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	6,238,700
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	2,242,870
Series L, Refunding	5.000%	1/1/32	1,250,000	1,593,162
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	500,000	611,770	(b)

See Notes to Schedule of Investments.

3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	$4,500,000	$5,470,065	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/34	1,500,000	1,818,870	(b)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,364,360	(b)
Consolidated Series 185	5.000%	9/1/26	5,935,000	7,016,001	(b)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	9,651,200	(b)

Total Transportation				37,006,998

Water & Sewer - 14.1%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	1,097,307
Series A, Refunding	5.000%	7/1/27	1,000,000	1,212,050
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series FF, Refunding	5.000%	6/15/40	2,000,000	2,498,400
Series AA, Refunding	5.000%	6/15/32	5,000,000	6,667,500
Subordinated, Subseries FF-2, Refunding	4.000%	6/15/37	2,000,000	2,362,680
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.250%	6/15/22	5,915,000	5,934,165
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	1,250,000	1,435,975
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,718,955
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	235,000	246,750
Western Nassau County Water Authority, Water System Revenue:
Series A	5.000%	4/1/32	700,000	826,392

See Notes to Schedule of Investments.

4

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Series A	5.000%	4/1/34	$1,040,000	$1,224,028
Western Nassau County, NY, Water Authority, Water System Revenue, Series A	5.000%	4/1/31	250,000	296,025

Total Water & Sewer				25,520,227

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $160,060,181)				171,116,515

SHORT-TERM INVESTMENTS - 5.0%
MUNICIPAL BONDS - 5.0%
Education - 0.2%
Onondaga County, NY, Trust for Cultural Resource Revenue, Syracuse University Project, Series A, LOC - Wells Fargo Bank N.A.	1.300%	12/1/29	400,000	400,000	(f)(g)

General Obligations - 0.1%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	1.400%	4/1/42	120,000	120,000	(f)(g)

Housing - 2.9%
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	1.400%	6/1/40	200,000	200,000	(b)(f)(g)
New York State HFA Revenue:
250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen-Thuringen	1.380%	11/1/38	2,300,000	2,300,000	(b)(f)(g)
363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	1.390%	11/1/32	500,000	500,000	(b)(f)(g)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.420%	11/1/41	500,000	500,000	(b)(f)(g)
New York State, Mortgage Agency, Homeowner Mortgage Revenue, Series 215, SPA - Bank of America N.A.	2.120%	10/1/48	1,800,000	1,800,000	(f)(g)

Total Housing				5,300,000

Other - 1.7%
New York City, NY, TFA Future Tax Secured Revenue:
Subordinated, Series 2A, SPA - Dexia Credit Local	1.410%	11/1/22	700,000	700,000	(f)(g)
Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.390%	8/1/45	275,000	275,000	(f)(g)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.330%	3/15/33	2,000,000	2,000,000	(f)(g)

Total Other				2,975,000

See Notes to Schedule of Investments.

5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pollution - 0.1%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.500%	5/1/24	$200,000	$200,000	(b)(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,995,000)				8,995,000

TOTAL INVESTMENTS - 99.2% (Cost - $169,055,181)				180,111,515
Other Assets in Excess of Liabilities - 0.8%				1,446,614

TOTAL NET ASSETS - 100.0%				$181,558,129

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	The coupon payment on these securities is currently in default as of August 31, 2019.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

6

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	17	12/19	$3,352,046	$3,356,437	$(4,391)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

8

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$171,116,515	—	$171,116,515
Short-Term Investments†	—	8,995,000	—	8,995,000

Total Investments	—	$180,111,515	—	$180,111,515

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,391	—	—	$4,391

†	See Schedule of Investments for additional detailed categorizations.

10

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.2%
Education - 13.8%
Massachusetts State DFA Revenue:
Brandeis University, Series S, Refunding	5.000%	10/1/40	$1,330,000	$1,692,997
Broad Institute Inc., Refunding	5.000%	4/1/37	1,500,000	1,873,980
Foxborough Regional Charter, Refunding	5.000%	7/1/37	600,000	695,094
Northeastern University, Series A, Refunding	5.000%	10/1/30	400,000	520,892
Northeastern University, Series A, Refunding	5.000%	10/1/31	520,000	672,183
Northeastern University, Series A, Refunding	5.000%	10/1/32	750,000	966,848
Northeastern University, Series A, Refunding	5.000%	10/1/33	500,000	643,015
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/35	2,230,000	2,661,661
Worcester Polytechnic Institute, Refunding	5.000%	9/1/42	1,500,000	1,813,950

Total Education				11,540,620

Health Care - 12.3%
Massachusetts State DFA Revenue:
Beth Israel Lahey Health Inc., Series K, Refunding	5.000%	7/1/38	1,000,000	1,251,100
Dana-Farber Cancer Institute, Series S	5.000%	12/1/34	1,120,000	1,371,507
Milford Regional Medical Center, Series F	5.625%	7/15/36	500,000	552,840
Newbridge Charles Inc., Refunding	5.000%	10/1/47	500,000	554,500	(a)
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	286,712
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	796,397
Partners Healthcare System Inc., Refunding	5.000%	7/1/30	1,000,000	1,208,930
UMass Memorial Health Care, Series H, Unrefunded	5.500%	7/1/31	75,000	80,593
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	2,500,000	2,906,425
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	614,950
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	602,245

Total Health Care				10,226,199

Housing - 0.7%
Massachusetts State DFA Revenue, UMass Boston Student Housing Project	5.000%	10/1/41	480,000	553,810

Power - 1.5%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/27	700,000	884,506
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	130,000	104,000	*(b)
Series A	5.050%	7/1/42	30,000	24,000	*(b)
Series XX	5.250%	7/1/40	290,000	232,725	*(b)

Total Power				1,245,231

See Notes to Schedule of Investments.

1

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 8.3%
Massachusetts State DFA Revenue:
Boston University, Series U-4	5.600%	10/1/35	$1,300,000	$1,304,446	(c)
UMass Memorial Health Care, Series H, Prerefunded	5.500%	7/1/31	1,425,000	1,539,029	(c)
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation, AGC	5.000%	11/15/31	1,250,000	1,259,650	(c)
Cape Cod Healthcare Obligation, AGC	5.125%	11/15/35	1,750,000	1,763,947	(c)
Massachusetts Eye & Ear Infirmary, Series C	5.375%	7/1/35	1,015,000	1,050,007	(c)

Total Pre-Refunded/Escrowed to Maturity				6,917,079

Special Tax Obligation - 18.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	3,500,000	4,124,785
Massachusetts State School Building Authority, Sales Tax Revenue:
Senior, Series A	5.000%	5/15/43	1,000,000	1,125,370
Series C, Refunding	5.000%	8/15/37	2,250,000	2,682,158	(d)
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL	5.500%	1/1/34	5,025,000	7,111,882
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	425,000	423,938

Total Special Tax Obligation				15,468,133

State General Obligation - 4.5%
Massachusetts State, GO, Consolidated Loan, Series E	5.000%	9/1/38	3,000,000	3,789,060

Transportation - 25.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Senior, Series B	5.000%	1/1/37	4,000,000	4,048,680
Massachusetts State Port Authority Revenue:
Conrac Project, Series A	5.125%	7/1/41	4,000,000	4,264,480
Series A	5.000%	7/1/40	5,000,000	5,156,700
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	1,000,000	1,220,460
Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/48	1,000,000	1,234,530
Metropolitan Boston, MA, Transit Parking Corp. Systemwide Senior Lien Parking Revenue, Series 2011	5.000%	7/1/41	5,000,000	5,313,800

Total Transportation				21,238,650

See Notes to Schedule of Investments.

2

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 11.0%
Massachusetts State Water Resources Authority Revenue, Green Bond, Series C, Refunding	5.000%	8/1/40	$7,480,000	$9,072,417
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	115,000	120,750

Total Water & Sewer				9,193,167

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $73,670,432)				80,171,949

SHORT-TERM INVESTMENTS - 3.1%
MUNICIPAL BONDS - 3.1%
Education - 0.3%
University of Massachusetts Building Authority Revenue, Series 1, Refunding, SPA - Wells Fargo Bank N.A.	1.370%	11/1/34	200,000	200,000	(e)(f)

Health Care - 2.6%
Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.330%	7/1/46	1,045,000	1,045,000	(e)(f)
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.350%	7/1/27	1,100,000	1,100,000	(e)(f)

Total Health Care				2,145,000

Other - 0.1%
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series 2A, SPA - Dexia Credit Local	1.410%	11/1/22	100,000	100,000	(e)(f)

Pollution - 0.1%
St. Lucie, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project	1.500%	5/1/24	100,000	100,000	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,545,000)				2,545,000

TOTAL INVESTMENTS - 99.3% (Cost - $76,215,432)				82,716,949
Other Assets in Excess of Liabilities - 0.7%				600,545

TOTAL NET ASSETS - 100.0%				$83,317,494

See Notes to Schedule of Investments.

3

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of August 31, 2019.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation — Insured Bonds
DFA	— Development Finance Agency
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	7	12/19	$1,380,254	$1,382,062	$(1,808)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

5

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$80,171,949	—	$80,171,949
Short-Term Investments†	—	2,545,000	—	2,545,000

Total Investments	—	$82,716,949	—	$82,716,949

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,808	—	—	$1,808

†	See Schedule of Investments for additional detailed categorizations.

7